CASH, CASH EQUIVALENTS AND RESTRICTED CASH	6 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents [Abstract]
Cash, cash equivalents and restricted cash	CASH, CASH EQUIVALENTS AND RESTRICTED CASH
The following identifies the balance sheet line items included in cash, cash equivalents and restricted cash as presented in the interim condensed consolidated statements of cash flows:

(in thousands of $)	June 30,	December 31,
	2023	2022
Cash and cash equivalents	449,830	332,329
Restricted cash	91	72
Cash, cash equivalents and restricted cash	449,921	332,401

Restricted cash consists of cash that is restricted by law for the Norwegian tax authorities in relation to social security of employees.